Goodwill and Intangible Assets - Summary of Changes in Goodwill and Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 65,329
Amortization of intangible assets (Notes 5 and 15)	2,822	₱ 2,496	₱ 758
Ending balance	62,535	65,329
Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	76,368	77,339
Translation and other adjustments		(971)
Additions during the year	28
Ending balance	76,396	76,368	77,339
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(11,039)	(9,514)
Translation and other adjustments		(971)
Amortization of intangible assets (Notes 5 and 15)	2,822	2,496
Ending balance	(13,861)	(11,039)	(9,514)
Intangible Assets with Finite Life [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	3,950
Ending balance	1,156	3,950
Intangible Assets with Finite Life [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	14,335	10,801
Reclassification		4,505
Translation and other adjustments		(971)
Additions during the year	28
Ending balance	14,363	14,335	10,801
Intangible Assets with Finite Life [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(10,385)	(8,860)
Translation and other adjustments		(971)
Amortization of intangible assets (Notes 5 and 15)	2,822	2,496
Ending balance	(13,207)	(10,385)	(8,860)
Intangible assets other than goodwill [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	3,950
Ending balance	1,156	3,950
Intangible assets other than goodwill [member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	14,335	15,306
Translation and other adjustments		(971)
Additions during the year	28
Ending balance	14,363	14,335	15,306
Intangible assets other than goodwill [member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(10,385)	(8,860)
Translation and other adjustments		(971)
Amortization of intangible assets (Notes 5 and 15)	2,822	2,496
Ending balance	(13,207)	(10,385)	(8,860)
Goodwill [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	61,379
Ending balance	61,379	61,379
Goodwill [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	62,033	62,033
Ending balance	62,033	62,033	62,033
Goodwill [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(654)	(654)
Ending balance	(654)	(654)	(654)
Intangible Assets with Indefinite Life [Member] | Trademark [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		4,505
Reclassification		(4,505)
Ending balance			4,505
Intangible Assets with Finite Life [Member] | Trademark [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,628
Ending balance		₱ 2,628
Estimated useful lives (in years)		1 year
Remaining useful lives (in years)		1 year
Intangible Assets with Finite Life [Member] | Trademark [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,505
Reclassification		₱ 4,505
Ending balance	4,505	4,505
Intangible Assets with Finite Life [Member] | Trademark [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(1,877)
Amortization of intangible assets (Notes 5 and 15)	2,628	1,877
Ending balance	(4,505)	(1,877)
Intangible Assets with Finite Life [Member] | Franchise [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,310
Ending balance	₱ 1,124	₱ 1,310
Estimated useful lives (in years)	16 years	16 years
Remaining useful lives (in years)	6 years	7 years
Intangible Assets with Finite Life [Member] | Franchise [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 3,016	₱ 3,016
Ending balance	3,016	3,016	3,016
Intangible Assets with Finite Life [Member] | Franchise [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(1,706)	(1,520)
Amortization of intangible assets (Notes 5 and 15)	186	186
Ending balance	(1,892)	(1,706)	(1,520)
Intangible Assets with Finite Life [Member] | Licenses [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	12
Ending balance	₱ 4	₱ 12
Estimated useful lives (in years)	18 years	18 years
Remaining useful lives (in years)	1 year	2 years
Intangible Assets with Finite Life [Member] | Licenses [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 135	₱ 1,079
Translation and other adjustments		(944)
Ending balance	135	135	1,079
Intangible Assets with Finite Life [Member] | Licenses [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(123)	(1,059)
Translation and other adjustments		(944)
Amortization of intangible assets (Notes 5 and 15)	8	8
Ending balance	(131)	(123)	(1,059)
Intangible Assets with Finite Life [Member] | Customer List [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,703	4,726
Translation and other adjustments		(23)
Ending balance	4,703	4,703	4,726
Intangible Assets with Finite Life [Member] | Customer List [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(4,703)	(4,301)
Translation and other adjustments		(23)
Amortization of intangible assets (Notes 5 and 15)		425
Ending balance	(4,703)	(4,703)	(4,301)
Intangible Assets with Finite Life [Member] | Spectrum [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,205	1,205
Ending balance	1,205	1,205	1,205
Intangible Assets with Finite Life [Member] | Spectrum [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(1,205)	(1,205)
Ending balance	(1,205)	(1,205)	(1,205)
Intangible Assets with Finite Life [Member] | Others [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Ending balance	₱ 28
Estimated useful lives (in years)	5 years
Remaining useful lives (in years)	5 years
Intangible Assets with Finite Life [Member] | Others [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 771	775
Translation and other adjustments		(4)
Additions during the year	28
Ending balance	799	771	775
Intangible Assets with Finite Life [Member] | Others [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(771)	(775)
Translation and other adjustments		(4)
Ending balance	₱ (771)	₱ (771)	₱ (775)